S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jun. 30, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Bain Capital GSS Investment Sponsor LLC
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%